Tax - Deferred Tax - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax reconciliation [line items]
Deferred tax assets	$ 134.0	$ 126.0	[1]
Uncertain tax positions current liability	14.0	9.0
Deferred tax assets recognized related to legal entities which suffered tax loss	0.0	107.0
Deferred tax assets liabilities net threshold	10.0
Top of range [member]
Disclosure of income tax reconciliation [line items]
Uncertain tax positions current liability	3.0	3.0
United Kingdom [member]
Disclosure of income tax reconciliation [line items]
Deferred tax assets	$ 113.0	109.0
Deferred Tax Asset Offset Percentage On Annual Profits (50% restriction on deferred tax losses)	50.00%
Deferred Tax Assets Relating To Revenue Losses	$ 73.0	$ 73.0
United Kingdom [member] | Bottom of range [member]
Disclosure of income tax reconciliation [line items]
Deferred Tax Asset Reverse Period	7 years	7 years
United Kingdom [member] | Top of range [member]
Disclosure of income tax reconciliation [line items]
Deferred Tax Asset Reverse Period	10 years	10 years
UNITED STATES | Internal Revenue Service [Member] | Tax Uncertainties [Member]
Disclosure of income tax reconciliation [line items]
Uncertain tax positions current liability	$ 6.0	$ 3.0
Unprovided deferred tax on unremitted earnings [member]
Disclosure of income tax reconciliation [line items]
Unremitted earnings on which no deferred tax provided	$ 0.5	$ 0.5

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).